Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax Receivable	$ 315	$ 224
Advanced payment to suppliers	454	1,025
Deposits, current	4	3
Total other current assets	$ 773	$ 1,252